Critical Accounting Estimates and Significant Judgements - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of changes in accounting estimates [abstract]
Contract estimated costs and revenue	$ 127.2
Estimation of lower percentage of total cost of work in progress	10.00%
Estimation of higher percentage of total cost of work in progress	10.00%
Estimation of revenue recognition increased	$ 385.9
Estimation of revenue recognition decreased	425.7
Higher or lower of deferred tax expense	$ 148.2
Percentage of devaluation or appreciation against dollar in relation to actual exchange	10.00%